Consolidating Financial Information - Consolidating Statement of Cash Flows Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Net cash provided by (used in) operating activities	$ 556,801	$ 482,578	$ 297,781
Cash flows from investing activities
Capital expenditures for property and equipment	(192)	(488)	(138,987)
MGM National Harbor Transaction	0	(462,500)	0
Net cash used in investing activities	(1,068,528)	(462,988)	(138,987)
Cash flows from financing activities
Proceeds from issuance of debt	0	350,000	3,700,000
Deferred financing costs	(17,490)	(5,598)	(77,163)
Repayment of assumed debt and bridge facilities	0	(425,000)	(4,544,850)
Repayment of debt principal		(41,875)	(16,750)
Class A share issuance costs		387,548	1,132,468
Dividends and distributions paid	(454,260)	(385,435)	(150,829)
Cash received by Parent on behalf of Guarantor Subsidiaries		0	0
Net cash transfers from Parent	0	0	158,822
Net cash provided by (used in) financing activities	256,000	(120,360)	201,698
Cash flows provided by operating activities, net	23,406	0	0
Cash flows provided by investing activities, net	32,416	0	0
Cash flows provided by financing activities, net	0	0	0
Net cash provided by discontinued operations	55,822	0	0
Change in cash and cash equivalents classified as assets held for sale	55,822	0	0
Cash and cash equivalents
Net (decrease) increase for the period		(100,770)	360,492
Balance, beginning of period	259,722	360,492	0
Balance, end of period	3,995	259,722	360,492
Payments to Acquire Businesses, Net of Cash Acquired	(1,068,336)	0	0
Proceeds from (Repayments of) Lines of Credit	727,750	(41,875)	(16,750)
Eliminations
Cash flows from operating activities
Net cash provided by (used in) operating activities		0	0
Cash flows from investing activities
Capital expenditures for property and equipment		0	0
MGM National Harbor Transaction		0
Net cash used in investing activities		0	0
Cash flows from financing activities
Proceeds from issuance of debt		0	0
Deferred financing costs		0	0
Repayment of assumed debt and bridge facilities		0	0
Repayment of debt principal		0	0
Class A share issuance costs		0	0
Dividends and distributions paid		0	0
Cash received by Parent on behalf of Guarantor Subsidiaries		0	0
Net cash transfers from Parent			0
Net cash provided by (used in) financing activities		0	0
Cash and cash equivalents
Net (decrease) increase for the period		0	0
Balance, beginning of period	0	0	0
Balance, end of period	0	0	0
Guarantor Subsidiaries | Reportable Legal Entities
Cash flows from operating activities
Net cash provided by (used in) operating activities		681,503	397,665
Cash flows from investing activities
Capital expenditures for property and equipment		0	(138,987)
MGM National Harbor Transaction		0
Net cash used in investing activities		0	(138,987)
Cash flows from financing activities
Proceeds from issuance of debt		0	0
Deferred financing costs		0	0
Repayment of assumed debt and bridge facilities		0	0
Repayment of debt principal		0	0
Class A share issuance costs		0	0
Dividends and distributions paid		0	0
Cash received by Parent on behalf of Guarantor Subsidiaries		(681,503)	(417,500)
Net cash transfers from Parent			158,822
Net cash provided by (used in) financing activities		(681,503)	(258,678)
Cash and cash equivalents
Net (decrease) increase for the period		0	0
Balance, beginning of period	0	0	0
Balance, end of period	0	0	0
Operating Partnership
Cash flows from operating activities
Net cash provided by (used in) operating activities	556,801	482,578	297,781
Cash flows from investing activities
Capital expenditures for property and equipment	(192)	(488)	(138,987)
MGM National Harbor Transaction	0	(462,500)	0
Net cash used in investing activities	(1,068,528)	(462,988)	(138,987)
Cash flows from financing activities
Proceeds from issuance of debt	0	350,000	3,700,000
Deferred financing costs	(17,490)	(5,598)	(77,163)
Repayment of assumed debt and bridge facilities	0	(425,000)	(4,544,850)
Dividends and distributions paid	(454,260)	(385,435)	(150,829)
Cash received by Parent on behalf of Guarantor Subsidiaries	0
Net cash transfers from Parent	0	0	158,822
Net cash provided by (used in) financing activities	256,000	(120,360)	201,698
Cash flows provided by operating activities, net	23,406	0	0
Cash flows provided by investing activities, net	32,416	0	0
Cash flows provided by financing activities, net	0	0	0
Net cash provided by discontinued operations	55,822	0	0
Increase (Decrease) for the period	(199,905)
Change in cash and cash equivalents classified as assets held for sale	55,822	0	0
Cash and cash equivalents
Net (decrease) increase for the period	(255,727)	(100,770)	360,492
Balance, beginning of period	259,722	360,492	0
Balance, end of period	3,995	259,722	360,492
Payments to Acquire Businesses, Net of Cash Acquired	(1,068,336)	0	0
Proceeds from (Repayments of) Lines of Credit	727,750	(41,875)	(16,750)
Operating Partnership | Reportable Legal Entities
Cash flows from operating activities
Net cash provided by (used in) operating activities		(198,925)	(99,884)
Cash flows from investing activities
Capital expenditures for property and equipment		(488)	0
MGM National Harbor Transaction		(462,500)
Net cash used in investing activities		(462,988)	0
Cash flows from financing activities
Proceeds from issuance of debt		350,000	3,700,000
Deferred financing costs		(5,598)	(77,163)
Repayment of assumed debt and bridge facilities		(425,000)	(4,544,850)
Repayment of debt principal		(41,875)	(16,750)
Class A share issuance costs		387,548	1,132,468
Dividends and distributions paid		(385,435)	(150,829)
Cash received by Parent on behalf of Guarantor Subsidiaries		681,503	417,500
Net cash transfers from Parent			0
Net cash provided by (used in) financing activities		561,143	460,376
Cash and cash equivalents
Net (decrease) increase for the period		(100,770)	360,492
Balance, beginning of period	259,722	360,492	0
Balance, end of period	3,995	259,722	360,492
Operating Partnership | Eliminations
Cash flows from operating activities
Net cash provided by (used in) operating activities	0
Cash flows from investing activities
Capital expenditures for property and equipment	0
Net cash used in investing activities	0
Cash flows from financing activities
Deferred financing costs	0
Dividends and distributions paid	0
Cash received by Parent on behalf of Guarantor Subsidiaries	0
Net cash provided by (used in) financing activities	0
Net cash provided by discontinued operations	0
Increase (Decrease) for the period	0
Change in cash and cash equivalents classified as assets held for sale	0
Cash and cash equivalents
Net (decrease) increase for the period	0
Balance, beginning of period	0
Balance, end of period	0	0
Payments to Acquire Businesses, Net of Cash Acquired	0
Proceeds from (Repayments of) Lines of Credit	0
Operating Partnership | Parent Company | Reportable Legal Entities
Cash flows from operating activities
Net cash provided by (used in) operating activities	(210,132)
Cash flows from investing activities
Capital expenditures for property and equipment	(192)
Net cash used in investing activities	(1,068,528)
Cash flows from financing activities
Deferred financing costs	(17,490)
Dividends and distributions paid	(454,260)
Cash received by Parent on behalf of Guarantor Subsidiaries	766,933
Net cash provided by (used in) financing activities	1,022,933
Cash flows provided by operating activities, net	0
Cash flows provided by investing activities, net	0
Cash flows provided by financing activities, net	0
Net cash provided by discontinued operations	0
Increase (Decrease) for the period	(255,727)
Change in cash and cash equivalents classified as assets held for sale	0
Cash and cash equivalents
Net (decrease) increase for the period	(255,727)
Balance, beginning of period	259,722
Balance, end of period	3,995	259,722
Payments to Acquire Businesses, Net of Cash Acquired	(1,068,336)
Proceeds from (Repayments of) Lines of Credit	727,750
Operating Partnership | Guarantor Subsidiaries | Reportable Legal Entities
Cash flows from operating activities
Net cash provided by (used in) operating activities	766,933
Cash flows from investing activities
Capital expenditures for property and equipment	0
Net cash used in investing activities	0
Cash flows from financing activities
Deferred financing costs	0
Dividends and distributions paid	0
Cash received by Parent on behalf of Guarantor Subsidiaries	(766,933)
Net cash provided by (used in) financing activities	(766,933)
Cash flows provided by operating activities, net	23,406
Cash flows provided by investing activities, net	32,416
Cash flows provided by financing activities, net	0
Net cash provided by discontinued operations	55,822
Increase (Decrease) for the period	55,822
Change in cash and cash equivalents classified as assets held for sale	55,822
Cash and cash equivalents
Net (decrease) increase for the period	0
Balance, beginning of period	0
Balance, end of period	0	0
Payments to Acquire Businesses, Net of Cash Acquired	0
Proceeds from (Repayments of) Lines of Credit	0
Operating Partnership | Subsidiary Issuer | Reportable Legal Entities
Cash flows from operating activities
Net cash provided by (used in) operating activities	0
Cash flows from investing activities
Capital expenditures for property and equipment	0
Net cash used in investing activities	0
Cash flows from financing activities
Deferred financing costs	0
Dividends and distributions paid	0
Cash received by Parent on behalf of Guarantor Subsidiaries	0
Net cash provided by (used in) financing activities	0
Cash flows provided by operating activities, net	0
Cash flows provided by investing activities, net	0
Cash flows provided by financing activities, net	0
Net cash provided by discontinued operations	0
Increase (Decrease) for the period	0
Change in cash and cash equivalents classified as assets held for sale	0
Cash and cash equivalents
Net (decrease) increase for the period	0
Balance, beginning of period	0
Balance, end of period	0	0
Payments to Acquire Businesses, Net of Cash Acquired	0
Proceeds from (Repayments of) Lines of Credit	0
Co-Issuer | Reportable Legal Entities
Cash flows from operating activities
Net cash provided by (used in) operating activities		0	0
Cash flows from investing activities
Capital expenditures for property and equipment		0	0
MGM National Harbor Transaction		0
Net cash used in investing activities		0	0
Cash flows from financing activities
Proceeds from issuance of debt		0	0
Deferred financing costs		0	0
Repayment of assumed debt and bridge facilities		0	0
Repayment of debt principal		0	0
Class A share issuance costs		0	0
Dividends and distributions paid		0	0
Cash received by Parent on behalf of Guarantor Subsidiaries		0	0
Net cash transfers from Parent			0
Net cash provided by (used in) financing activities		0	0
Cash and cash equivalents
Net (decrease) increase for the period		0	0
Balance, beginning of period	0	0	0
Balance, end of period	$ 0	$ 0	$ 0